Financial Instruments (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 23, 2015	Nov. 10, 2014	Jan. 07, 2014
Fair Value Disclosures [Line Items]
Amount of dilutive securities effect on earnings per share warrants		$ (2,099,000)	$ 4,277,000
Class of warrant or right exercise price		$ 0.57	$ 0.33		$ 0.60	$ 0.30
Warrant modification expense		$ 1,761,000
Warrant [Member]
Fair Value Disclosures [Line Items]
Reduced percentage of warrant excersize price	50.00%
Warrant inducement		$ 1,760,000
Class of warrant or right exercise price	$ 0.15			$ 0.20
Stock issued during period, shares, other		11,742,100
Warrants and rights outstanding	$ 7,048,000